Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000024572
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,980	$ 9,899	$ 10,116	$ 10,674	$ 11,135	$ 10,746	$ 10,093	$ 10,337	$ 10,553	$ 11,147
C000024571
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,910	9,759	9,910	10,381	10,741	10,300	9,603	9,765	9,889	10,371
C000024573
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		9,957	9,845	10,047	10,577	11,008	10,599	9,931	10,149	10,326	10,894
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-5 Year US Treasury Index
Accumulated Value	10,000		9,986	9,961	10,248	10,887	11,371	11,021	10,455	10,770	11,056	11,742
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-5 Year US Treasury Index
Accumulated Value	10,000		9,986	9,961	10,248	10,887	11,371	11,021	10,455	10,770	11,056	11,742
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-5 Year US Treasury Index
Accumulated Value	$ 10,000		$ 9,986	$ 9,961	$ 10,248	$ 10,887	$ 11,371	$ 11,021	$ 10,455	$ 10,770	$ 11,056	$ 11,742